Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Accounts payable and accrued liabilities

3. Accounts payable and accrued liabilities

A summary of the accounts payable and accrued liabilities is as follows:

	2022	2021
Accounts payable	$1,054,285	$806,059
Accrued liabilities	288,587	322,087
Deferred revenue	—	2,400
	$1,342,872	$1,130,546